FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding market assumptions used in the valuation of the public warrants

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

Schedule of assets that are measured at fair value on a recurring basis

Description	Level	March 31, 2026
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$234,715,684
Liability:
Subscription agreement liability	3	$425,184,274

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Schedule of subscription agreement liability

March 31,
2026
Underlying stock price	$10.00
Term (years)	5.00
Risk-free rate	3.85%
Volatility	89.7%

March 31,
2026
Underlying stock price	$10.00
Term (years)	10.00
Risk-free rate	4.21%
Volatility	78.4%
Dividend rate	12.00%

Schedule of Fair value measurements

Subscription Agreement
Liability
Fair value of warrants as of March 31, 2026	$98,629,981
Fair value of series A preferred shares as of March 31, 2026	326,554,293
Total fair value as of March 31, 2026	$425,184,274